Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Income tax
Summary of deferred income tax

Deferred income tax assets and liabilities as of December 31, 2020 and 2019, relate to the following:

	Consolidated statement of		Consolidated statement of
	financial position as of		comprehensive income for the
	December 31		year ended
	2019	2020	2019	2020
Intangible assets	(638)	(606)	90	32
Trade and other payables	272	238	91	(34)
Trade and other receivables	58	25	27	(33)
Loans issued	56	10	(13)	(46)
Lease obligations	287	222	287	(65)
Property and equipment	(261)	(189)	(238)	72
Taxes on unremitted earnings	(480)	(680)	(202)	(200)
Other	174	28	86	(146)
Net deferred income tax asset/ (liability)	(532)	(952)	128	(420)
including:
Deferred tax asset	217	209
Deferred tax liability	(749)	(1,161)

Deferred tax assets and liabilities are not offset because they do not relate to income taxes levied by the same tax authority on the same taxable entity.

Reconciliation of deferred income tax asset/(liability), net:

	2018	2019	2020
Deferred income tax asset/(liability), net as of January 1	(581)	(586)	(532)
Impact of adopting new accounting policies	49	—	—
Effect of acquisitions of subsidiaries	3	(74)	—
Deferred tax benefit/(expense)	(57)	128	(420)
Deferred income tax asset/(liability), net as of December 31	(586)	(532)	(952)

Summary of income tax expense

	2018	2019	2020
Total tax expense
Current income tax expense	(818)	(1,620)	(2,498)
Deferred tax benefit/(expense)	(57)	128	(420)
Income tax expense for the year	(875)	(1,492)	(2,918)

Schedule of reconciliation of theoretical and actual income tax expense

	2018	2019	2020
Profit before tax from continuing operations	8,932	11,954	14,365
Loss before tax from a discontinued operations	(4,431)	(5,575)	(2,509)
Accounting profit before tax	4,501	6,379	11,856
Theoretical income tax expense at the domestic rate in each individual jurisdiction	(479)	(824)	(2,043)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income	70	23	216
Non-deductible expenses	(388)	(387)	(675)
Income tax associated with earnings of foreign subsidiaries	(70)	(202)	(333)
Unrecognized deferred tax assets	(8)	(102)	(83)
Total income tax expense	(875)	(1,492)	(2,918)
Income tax attributable to a continuing operations	(1,751)	(2,513)	(3,119)
Income tax attributable to a discontinued operations	876	1,021	201